FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 1,505,673	$ 1,648,050
The carrying value of long-term debt, excluding unamortized deferred financing costs	$ 1,450,128	$ 1,625,128